Consolidated Statements of Changes in Mandatorily Redeemable Convertible Preferred Stock and Stockholders' (Deficit) Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended			9 Months Ended
	Dec. 31, 2010 Series C Preferred Stock Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Sep. 30, 2013 Additional Paid-in Capital [Member]
Issuance of preferred stock, issuance cost	$ 15	$ 559	$ 185
Initial public offering, issuance cost				$ (7,180)